Commitments, contingencies and guarantees - Maturities of purchase obligations (Detail) - Other commitments [Member] ¥ in Millions	Mar. 31, 2024 JPY (¥)
Purchase obligations [Line Items]
Purchase obligations, Total	¥ 94,478
Less than 1 year	16,124
1 to 2 years	8,134
2 to 3 years	66,054
3 to 4 years	1,923
4 to 5 years	1,127
More than 5 years	¥ 1,116